Trade Receivables, Net Of Provisions (Change In Allowance For Doubtful Trade Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Trade Receivables, Net Of Provisions [Abstract]
Provision at beginning of period	$ 2,606		$ 3,392		$ 11,983
Expense for doubtful accounts receivable	3,335		39		(29)
Discontinued operations	(2,567)		1,128		992
Other	156	[1]	(1,953)	[1]	(9,554)	[1]
Provision at the end of period	$ 3,530		$ 2,606		$ 3,392

[1]	Other includes direct write offs and cash accounting for certain trade receivables.